NOTE PAYABLE	12 Months Ended
Jan. 31, 2020
NOTE PAYABLE
NOTE PAYABLE

11. NOTE PAYABLE

In connection with the Merger Agreement, the Company and Timber entered into a Credit Agreement, dated as of January 28, 2020, pursuant to which Timber has agreed to make a Bridge Loan to the Company in an aggregate amount of $2.25 million. Pursuant to the terms of the Credit Agreement, Timber will make the Bridge Loan to the Company in three tranches: (i) a $625,000 initial advance ($700,000 less $75,000 of original issue discount (OID)) made on the closing date of the Credit Agreement; (ii) $625,000  ($700,000 less $75,000 of OID) 30 days thereafter; and (iii) $1,000,000  ($1,100,000 less $100,000 of OID) upon the closing of the Merger. The Bridge Loan bears interest at a rate of 12% per annum and is repayable on June 15, 2020, subject to extension for an additional month under certain circumstances, the termination (without completion) of the Merger or upon a liquidity event, as defined in the Credit Agreement. The Company has also issued to Timber a promissory note setting forth the terms of repayment (the Note).

The Bridge Loan is collaterized by a lien on all of the Company's assets. Further, in connection with the Bridge Loan, on January 28, 2020 the Company issued to Timber a warrant to purchase approximately 2.3 million shares of common stock at an exercise price of $0.01 (the Bridge Warrant). The Bridge Warrant was exercised on a cashless basis on February 10, 2020 for a total amount of 2,200,328 shares of the Company’s common stock.

As of January 31, 2020, the Company received the initial tranche of $625,000 and recorded the note payable based on the relative fair values of the Bridge Warrant and Note. To value the Bridge Warrrant, the Company used the Black-Scholes pricing model with the following assumptions: risk-free interest rate of 1.44%, contractual term of 30 months, expected volatility of 70.3% and a dividend rate of 0%. The fair value of the Bridge Warrant was approximately $460,000 and was recorded as additional paid-in capital and a discount on the Bridge Loan. The debt discount and issuance costs of $522,000 as of January 31, 2020 will be amortized through June 15, 2020. The Company recorded $13,000 in note discount in interest expense for the year ended January 31, 2020. On February 28, 2020, the Company received the second tranche payment of $625,000.